COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Rental Payments under Non-cancelable Operating Leases

The Company has a lease for a sales office and showroom in Lenexa, Kansas which expires in January 2026, and an annually renewable lease for manufacturing and warehouse space in Chanute, Kansas. The following is a schedule, by year, of the future minimum rental payments under the lease:

Year ended December 31,

2022	169,096
2023	76,628
2024	77,681
2025	78,755
2026	19,689
Total	$421,848

Rent expense totaled approximately $35,615 and $35,615 for three-month periods ended March 31, 2022, and 2021, respectively.

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Rental Payments under Non-cancelable Operating Leases

The Company has a lease for warehouse and shipping space in Lenexa, Kansas which expires in January 2026. And an annually renewable lease for manufacturing and warehouse space in Chanute, Kansas. The following is a schedule, by year, of the future minimum rental payments under the lease:

Year ended December 31,

2022	169,096
2023	76,628
2024	77,681
2025	78,755
2026	19,689
Total	$421,848

Rent costs totaled approximately $179,589 and $159,120 for years ended December 31, 2021, and 2020, respectively.